INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	[1]	$ 1,271	$ 1,087	$ 2,472	$ 2,113
Cost of services, equipment and accessories	[1]	(171)	(104)	(322)	(233)
Selling, general and administrative expenses		(550)	(464)	(1,083)	(922)
Depreciation		(159)	(142)	(309)	(280)
Amortization		(66)	(54)	(125)	(114)
Impairment loss		(2)	(1)	(4)	(3)
Gain on disposal of non-current assets		5	0	5	0
Gain on disposal of subsidiaries, net		19	497	19	497
Other operating income		2	1	2	1
Operating profit		349	820	655	1,059
Finance costs		(167)	(127)	(317)	(246)
Finance income		30	10	48	20
Other non-operating (loss)/ gain, net		(10)	1	(16)	31
Net foreign exchange gain/ (loss)		(2)	(22)	13	(52)
Profit before tax		200	682	383	812
Income taxes		(60)	(74)	(120)	(86)
Profit for the period		140	608	263	726
Attributable to:
The owners of the parent		122	595	221	694
Non-controlling interest		$ 18	$ 13	$ 42	$ 32
Basic and diluted earnings per share attributable to ordinary equity holders of the parent
Basic gain (loss) per share (in dollars per share)		$ 0.07	$ 0.34	$ 0.13	$ 0.39
Diluted gain (loss) per share (in dollars per share)		$ 0.07	$ 0.34	$ 0.13	$ 0.39
Weighted average common shares outstanding for basic earnings per share (in shares)		1,742	1,741	1,741	1,761
Weighted average common shares outstanding for diluted earnings per share (in shares)		1,773	1,796	1,772	1,811

[1]	Certain prior period comparatives have been reclassified to conform with the current year presentation.